STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses:
Research and development expenses	$ 3,240	$ 7,467	$ 7,962	$ 11,000	$ 6,912	$ 5,914	$ 4,448	$ 4,193	$ 29,669	$ 21,467	$ 17,228
General and administrative expenses	2,346	2,160	2,196	2,688	2,487	2,617	1,997	2,087	9,390	9,188	8,705
Total expenses	5,586	9,627	10,158	13,688	9,399	8,531	6,445	6,280	39,059	30,655	25,933
Loss from operations	(5,586)	(9,627)	(10,158)	(13,688)	(9,399)	(8,531)	(6,445)	(6,280)	(39,059)	(30,655)	(25,933)
Other income, net	171	196	143	131	122	27	40	27	641	216	46
Gain on change in fair value of warrant liability											8,163
Net loss	$ (5,415)	$ (9,431)	$ (10,015)	$ (13,557)	$ (9,277)	$ (8,504)	$ (6,405)	$ (6,253)	$ (38,418)	$ (30,439)	$ (17,724)
Net loss per share:
Basic and Diluted (in dollars per share)	$ (0.23)	$ (0.39)	$ (0.43)	$ (0.62)	$ (0.43)	$ (0.53)	$ (0.40)	$ (0.39)	$ (1.65)	$ (1.75)	$ (1.22)
Weighted average shares outstanding:
Basic and Diluted (in shares)	24,051,844	24,045,992	23,288,691	21,967,805	21,541,909	16,115,835	16,041,923	16,018,342	23,346,231	17,441,280	14,559,541